Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 2.3	€ 4.2	€ 7.6	€ 10.0
Acquisition related costs	€ 0.3	€ 0.3	€ 0.8	€ 0.9